Note 8 - Convertible Debt (PIK Notes) (Details Textual)				1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended
	Dec. 14, 2017 USD ($) $ / shares shares	Nov. 03, 2014 USD ($) $ / shares	Aug. 01, 2013 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2014 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 15, 2017	Dec. 31, 2015 $ / shares shares	Dec. 31, 2013 $ / shares	Aug. 05, 2013 $ / shares
Debt Instrument, Unamortized Discount, Total									$ 6,941,703	$ 6,941,703		$ 9,755,832	$ 15,143,123
Accrued Liquidated Damages														$ 9
Paid-in-Kind Interest										$ 770,815	$ 2,007,329	$ 4,817,557	$ 3,551,195
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									24,813,373	24,813,373		18,813,373	3,744,623			461,340
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.15	$ 0.15		$ 0.14	$ 0.36			$ 1.15
Series A PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability, Total									$ 8,000,101	$ 8,000,101		$ 1,883,630	$ 2,033,643
Series 2023 PIK Note Derivative Liability [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 2,055,000
Derivative Liability, Fair Value, Gross Liability, Total									748,417	748,417		$ 163,634	142,909
Financial Instruments Subject to Mandatory Conversion Earliest Conversion			1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature			10 days
Warrants Issued to Series A Notes Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	6,280,000,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10
Warrants Issued to Series 2023 Notes Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	298,420											3,720,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.10
Warrants and Rights Outstanding												$ 224,290
Series A Notes [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.40
Debt Instrument, Face Amount		$ 19,848,486
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Series 2023 Notes [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.59
Debt Instrument, Face Amount		$ 10,500,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt														$ 23,000,000
Debt Instrument, Unamortized Discount, Total									6,941,703	6,941,703		9,240,138	15,143,123
Paid-in-Kind Interest				$ 1,266,613		$ 1,206,289
Convertible Notes Payable, Total												33,244,605	23,040,093
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Proceeds from Convertible Debt		$ 12,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.90												$ 0.90
Debt Instrument, Face Amount		$ 19,848,486
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%												10.00%	3.00%
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 9,212,285
Debt Instrument, Unamortized Discount, Difference Between Cash Received and Principal		7,348,486
Debt Instrument, Unamortized Discount, Total		$ 16,560,771							5,488,161	5,488,161		7,701,839	13,421,225
Debt Instrument, Increase, Accrued Interest	$ 324,925									304,977		2,797,836	2,243,003
Amortization of Debt Issuance Costs and Discounts, Total									80,142	2,239,656		5,808,294	2,549,433
Convertible Notes Payable, Total									21,458,096	21,458,096		26,909,721	10,696,047
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 1 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days		30
Debt Instrument, Convertible, Stock Price Trigger | $ / shares		$ 1
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 2 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days		10
Debt Instrument, Convertible, Stock Price Trigger | $ / shares		$ 1.40
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Specified Event [Member]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 1.40	$ 0.59
Debt Instrument, Face Amount			$ 10,500,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%														10.00%
Debt Instrument, Unamortized Discount, Total									1,453,542	1,453,542		1,538,299	1,721,898
Paid-in-Kind Interest	$ 577,439				$ 738,728		$ 703,550	$ 577,439
Debt Instrument, Increase, Accrued Interest									50,115	61,681		2,019,717	1,308,192
Amortization of Debt Issuance Costs and Discounts, Total												200,360	154,567
Convertible Notes Payable, Total									$ 14,497,104	$ 14,497,104		$ 16,090,721	$ 12,344,046
Debt Instrument, Term			10 days